Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Total	$ 283,783	$ 273,974
Less: accumulated amortization	(123,313)	(116,523)
Intangible assets, net	$ 160,470	157,451
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	50 years
Total	$ 261,806	252,757
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Total	$ 21,977	$ 21,217